Equity - Summary of Other Miscellaneous Reserves Within Equity (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Reserves [Line Items]
Other Miscellaneous Reserves	$ (3,209,283)	$ (3,408,922)	$ (4,093,262)
Reserve for Capital Increase in 2013
Disclosure Of Other Reserves [Line Items]
Other Miscellaneous Reserves	(1,345,368)	(1,345,368)	(1,908,106)
Reserve for Corporate Reorganization
Disclosure Of Other Reserves [Line Items]
Other Miscellaneous Reserves	716,712	716,712	691,210
Reserve for Subsidiaries Transactions
Disclosure Of Other Reserves [Line Items]
Other Miscellaneous Reserves	(439,290)	(439,290)	(508,682)
Reserve for Transition to IFRS
Disclosure Of Other Reserves [Line Items]
Other Miscellaneous Reserves	(1,490,605)	(1,490,604)	(1,567,941)
Reserve for Merger of Enel Americas, Endesa Americas and Chilectra Americas
Disclosure Of Other Reserves [Line Items]
Other Miscellaneous Reserves	(730,748)	(730,748)	(725,018)
Reserve for Tender Offer of Endesa Americas and Withdrawal Rights
Disclosure Of Other Reserves [Line Items]
Other Miscellaneous Reserves	(57,101)	(57,100)	(56,653)
Other miscellaneous reserves
Disclosure Of Other Reserves [Line Items]
Other Miscellaneous Reserves	$ 137,117	$ (62,524)	$ (18,072)